May 11, 2015

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC  20549

Re:	National Instruments Corporation
Form 10-K for fiscal year ended December 31, 2014
Commission File No. 0-25426

Ladies and Gentlemen:

On behalf of National Instruments Corporation (the “Company”), we are transmitting the Company’s Memorandum of Response (the “Response Letter”) to the comments of the Staff (the “Staff”) of the Securities and Exchange Commission contained in the Staff’s letter dated April 29, 2015 relating to the Company’s Form 10-K for the fiscal year ended December 31, 2014.

If you should have any questions regarding the Company’s Response Letter, please do not hesitate to contact the undersigned at (512) 338-5400.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ J. Robert Suffoletta

J. Robert Suffoletta, Esq.

Enclosure